VARIAN SEMICONDUCTOR LETTERHEAD

December 14, 2004

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re: Varian Semiconductor Equipment Associates, Inc.

       Commission File No. 0-25395

       Annual Report on Form 10-K

Ladies and Gentlemen:

On behalf of Varian Semiconductor Equipment Associates, Inc. (the “Company”), transmitted herewith for filing under the reporting requirements of the Securities Exchange Act of 1934, as amended, is the Company’s Annual Report on Form 10-K for the fiscal year ended October 1, 2004, complete with financial statement schedules and exhibits.

The Company’s financial statements filed as part of the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Please call the undersigned if you have any questions regarding this matter.

Very truly yours,

/s/ Gary L. Loser

Gary L. Loser, Esq.

Vice President and General Counsel

Enclosures